Revenue - Summary of revenue (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of revenue
Telecommunication services	₺ 204,447,131	₺ 184,116,915	₺ 166,527,161
Equipment revenues	19,271,558	17,969,527	21,533,855
Revenue from financial services	12,456,548	10,232,322	7,849,131
Other	5,295,584	5,841,266	6,518,806
Total revenue	241,470,821	218,160,030	202,428,953
Interest income generated from consumer financing activities	5,421,155	5,455,388	3,824,709
Turkcell Turkiye
Disclosure of revenue
Total revenue	219,173,055	198,427,208	185,032,051
Techfin
Disclosure of revenue
Total revenue	12,455,052	10,232,321	7,849,132
Other
Disclosure of revenue
Total revenue	9,842,714	9,500,501	9,547,770
Operating segments | Turkcell Turkiye
Disclosure of revenue
Telecommunication services	199,161,698	179,628,578	162,586,486
Equipment revenues	18,934,975	17,715,566	21,230,404
Other	2,222,803	2,398,253	2,440,762
Total revenue	220,319,476	199,742,397	186,257,652
Operating segments | Techfin
Disclosure of revenue
Revenue from financial services	13,688,815	11,300,922	8,633,914
Total revenue	13,688,815	11,300,922	8,633,914
Operating segments | Other
Disclosure of revenue
Telecommunication services	5,501,850	4,768,363	4,320,270
Equipment revenues	349,285	268,468	346,012
Other	8,288,528	5,937,727	6,737,927
Total revenue	14,139,663	10,974,558	11,404,209
Intersegment eliminations
Disclosure of revenue
Telecommunication services	(216,417)	(280,026)	(379,595)
Equipment revenues	(12,702)	(14,507)	(42,561)
Revenue from financial services	(1,232,267)	(1,068,600)	(784,783)
Other	(5,215,747)	(2,494,714)	(2,659,883)
Total revenue	(6,677,133)	(3,857,847)	(3,866,822)
Intersegment eliminations | Turkcell Turkiye
Disclosure of revenue
Total revenue	(1,146,421)	(1,315,189)	(1,225,601)
Intersegment eliminations | Techfin
Disclosure of revenue
Total revenue	(1,233,763)	(1,068,601)	(784,782)
Intersegment eliminations | Other
Disclosure of revenue
Total revenue	₺ (4,296,949)	₺ (1,474,057)	₺ (1,856,439)